Reinsurance (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Details
Ceded Premiums Earned	$ 23,121	$ (2,486)	$ (2,672)	$ (23,667)
Policyholder Benefits and Claims Incurred, Ceded	22,637	(1,771)	(2,774)	(23,114)
Policyholder Account Balances Ceded to affiliate	3,762
Reinsurance Recoverables					$ 26,399